Employment Benefits - Summary of Expense Relating to defined Benefit Plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 496,722	₩ 524,942	₩ 509,520
Interest cost	116,256	91,877	83,248
Expected return on plan assets	(73,484)	(52,782)	(42,742)
Past service cost	125	5,483	(2,027)
Loss from settlement	0	0	0
Defined benefit	₩ 539,619	₩ 569,520	₩ 547,999